Other Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Other Liabilities
21.
Other liabilities

	December 31, 2022	December 31, 2021
Financial guarantee liability (A)	407	466
Deferred share units liability (B)	2,302	4,039
	2,709	4,505
A)
Financial guarantee liability

For franchise operated locations where the Company provided an indemnity for its franchisees, lease payments are made directly to the landlord by the franchisee, and the obligation to make lease payments would only revert to the Company if a franchisee defaulted on their obligations under the terms of the sub-lease or lease. The Company has made an estimate of ECLs in the event of default by the franchisees in making lease payments. This amount is recognized as a financial guarantee liability in the consolidated statement of financial position, and changes in the estimated liability are recognized as a financial guarantee liability expense within finance costs (note 28) in the consolidated statement of loss and comprehensive loss.

B)
DSU liability

Deferred share units (“DSUs”) are granted to directors and generally vest in equal instalments over one year. DSUs are settled by making a cash payment to the holder, equal to the fair value of the Company’s common shares calculated at the date of such payment, when a director leaves the board. DSUs are accounted for as a liability instrument and measured at fair value based on the market value of the Company’s common shares at each period end. Changes in the fair value are recognized within share-based compensation expense (note 24(d)).